Financial risk management and fair value estimates (Details 1) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jul. 01, 2023
Statement [Line Items]
Trade and other payables	$ 77,376	$ 70,525	$ 63,481
Less than 1 year [Member]
Statement [Line Items]
Trade and other payables	194,217	210,358
Borrowings	399,732	230,967
Lease liabilities	28,098	27,524
Derivative financial instruments	3,534	16,935
Total	625,581	485,784
Between 1 and 2 years [Member]
Statement [Line Items]
Trade and other payables	1,890	11,911
Borrowings	123,857	178,075
Lease liabilities	37,321	20,788
Derivative financial instruments	3,967	4,312
Total	167,035	215,086
More than 4 years [Member]
Statement [Line Items]
Trade and other payables	0	0
Borrowings	18,213	30,632
Lease liabilities	35,299	32,415
Derivative financial instruments	0	0
Total	53,512	63,047
Between 3 and 4 years [Member]
Statement [Line Items]
Trade and other payables	0	0
Borrowings	8,140	45,348
Lease liabilities	11,972	11,607
Derivative financial instruments	0	0
Total	20,112	56,955
Between 2 and 3 years [Member]
Statement [Line Items]
Trade and other payables	0	0
Borrowings	150,041	151,387
Lease liabilities	46,372	14,850
Derivative financial instruments	0	0
Total	196,413	166,237
Agricultural Business [Member]
Statement [Line Items]
Trade and other payables	196,107	222,269
Borrowings	699,983	636,409
Lease liabilities	159,062	107,184
Derivative financial instruments	7,501	21,247
Total	$ 1,062,653	$ 987,109